Annual Total Returns- Vanguard Total Bond Market II Index Fund (Investor) [BarChart] - Investor - Vanguard Total Bond Market II Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.59%	3.91%	(2.26%)	5.93%	0.28%	2.55%	3.53%	(0.10%)	8.62%	7.31%